ACQUISITION - Results since acquisition (Details) - CAD ($) $ in Thousands	5 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about business combination [line items]
Net loss		$ (113,137)	$ (78,080)
Small Pharma Inc. ("Small Pharma")
Disclosure of detailed information about business combination [line items]
Revenue	$ 0
Net loss	$ (1,666)